Summary of Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Unrealized gain in investments (in Dollars)	$ 30,000
Depreciation expense (in Dollars)	514,161	$ 27,852
Revenue from Contract with Customer, Excluding Assessed Tax (in Dollars)	$ 345,838	1,154,100
Tax benefit	50.00%
Unrecognized tax benefits (in Dollars)	$ 1,066,949
Value added tax	6.00%
Cash balances (in Dollars)	$ 10,195,088
Aggregate deposit compensation amount (in Yuan Renminbi) | ¥				¥ 500,000
Beijing Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Minority percentage	40.00%			40.00%
Xi’an Mofy [Member]
Summary of Significant Accounting Policies [Line Items]
Minority percentage		40.00%
Bank account [Member]
Summary of Significant Accounting Policies [Line Items]
Cash balances (in Dollars)		$ 1,131,886
Other Customer [Member]
Summary of Significant Accounting Policies [Line Items]
Value added tax	6.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	10.00%	20.00%	20.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	23.00%	42.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		17.00%	10.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	16.00%	24.00%
Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage			10.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	16.00%	21.00%
Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	15.00%
Suppliers One [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	23.00%	32.00%	24.00%
Suppliers One [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	26.00%	37.00%
Suppliers Two [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	13.00%	19.00%	12.00%
Suppliers Two [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	21.00%	22.00%
Suppliers Three [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage	12.00%	17.00%	10.00%
Suppliers Three [Member] | Accounts Payable [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		12.00%
Suppliers Four [Member] | Purchase [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Risk percentage		10.00%